Income Taxes (Details) - Schedule of Components of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
US Federal	$ (5)	$ 5
US State	16	101
Total current provision	11	106
Total provision for income taxes	$ 11	$ 106